Prepayments and Other Assets, Net	12 Months Ended
Dec. 31, 2024
Prepayments and Other Assets, Net [Abstract]
Prepayments and other assets, net
7.	Prepayments and other assets, net

	As of December 31,
	2023	2024
	RMB	RMB
Loans receivable, net (Note (a))	8,877	668
Security deposits with real estate developers, net (Note(b))	19,345	21,905
Rental and other deposits, net (Note (c))	3,836	4,113
Other receivables, net (Note (d))	94,667	117,395
Prepayments and other assets, net	126,725	144,081
Current Portion	126,725	144,081
Total prepayments and other assets, net	126,725	144,081

(a) Loans receivable, net

	As of December 31,
	2023	2024
	RMB	RMB
Secured loans	6,719	—
Unsecured loans	6,924	675
	13,643	675
Less: allowance for credit losses	(4,766)	(7)
Loans receivable, net	8,877	668
Current Portion	8,877	668
Total loans receivable, net	8,877	668

As of December 31, 2023 and 2024, loans receivable are primarily personal loans made to home purchasers, home owners, registered agents and the Group’s employees. These loans have an original term from 30 days to 3 years and carry interest rates of 6.5% to 13.2% per annum.

On December 25, 2017, the Group entered into a one-year arrangement with an independent third-party trust, under which the Group would refer home owners on their platform to obtain personal loans from the trust. The Group is entitled to a loan facilitation fee ranging from 0.8% to 4% of the amounts of completed loan transactions. The personal loans are secured by the homeowners’ properties. The Group provided guarantee on the principal and interest repayment of the loans to the trust and committed to purchase all the unpaid loans principal and accrued interests due from the homeowners upon the end of the arrangement on December 25, 2018. On December 25, 2018, the Group purchased from the trust, pursuant to the arrangement, unpaid secured loans at a consideration of RMB21,424, determined based on the outstanding principal and interest payable by the homeowners. These loans have been recorded in secured loans receivable of RMB6,719 and nil on the Consolidated Balance Sheets as of December 31, 2023 and 2024, with an allowance for credit losses of loans receivable of RMB3,268 and nil, respectively.

The following table sets forth the movement in the allowance for credit losses of loans receivable for the years ended December 31, 2022, 2023 and 2024:

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance at the beginning of the year	31,694	7,644	4,766
(Reversal)/provision for the year	(20,179)	1,702	7
Receivables written off for the year	(3,871)	(4,580)	(4,766)
Balance at the end of the year	7,644	4,766	7

The allowance for credit losses of loans receivable is maintained at a level considered adequate to provide for losses that can be reasonably anticipated. Management performs periodic evaluation of the adequacy of the allowance. The allowance is based on the Group’s loan loss history, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, composition of the loan portfolio, current economic conditions and other relevant factors. The allowance is calculated at portfolio-level since the portfolio of the loans receivable is typically of smaller balance homogenous loans and is collectively evaluated for impairment. In estimating the allowance for credit losses of the loan portfolio, the Group also considers qualitative factors such as current economic conditions and/or events in specific industries and geographical areas, including unemployment levels, trends in real estate values, peer comparisons, and other pertinent factors such as regulatory guidance.

The following table sets forth the aging of loans receivable as of December 31, 2023 and 2024:

	As of December 31,
	2023	2024
	RMB	RMB
1-29 days past due	2,847	—
Over 30 days past due	10,796	—
Total past due	13,643	—
Current	—	675
Total loans	13,643	675

(b) Security deposits with real estate developers, net

	As of December 31,
	2023	2024
	RMB	RMB
Security deposits with real estate developers under Exclusive Sales Contract
- Without Sales Commitment Arrangement	90,623	53,940
	90,623	53,940
Less: Allowance for credit losses	(71,278)	(32,035)
Security deposits with real estate developers, net	19,345	21,905

An allowance for credit losses of RMB71,278 and RMB32,035 was made against the deposits under Exclusive Sales Contract without Sales Commitment Arrangement which were considered not recoverable during the year ended December 31, 2023 and 2024, respectively.

The following table sets forth the movement in the allowance for credit losses of security deposits with real estate developers for the years ended December 31, 2022, 2023 and 2024:

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance at the beginning of the year	60,975	71,173	71,278
Provision for the year	10,380	105	472
Receivables written off for the year	(182)	—	(39,715)
Balance at the end of the year	71,173	71,278	32,035

(c) Rental and other deposits, net

	As of December 31,
	2023	2024
	RMB	RMB
Rental and other deposits	7,795	8,072
Less: Allowance for credit losses	(3,959)	(3,959)
Rental and other deposits, net	3,836	4,113

An allowance of credit losses of RMB3,959 was mainly recognized against rental and other deposits which were considered not recoverable as of both December 31, 2023 and 2024.

The following table sets forth the movement in the allowance for credit losses of rental and other deposits for the years ended December 31, 2022, 2023 and 2024:

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance at the beginning of the year	12,395	3,984	3,959
Receivables written off for the year	(8,411)	(25)	—
Balance at the end of the year	3,984	3,959	3,959

(d) Other receivables, net

	As of December 31,
	2023	2024
	RMB	RMB
Other receivables	94,667	137,811
Less: Allowance for credit losses	—	(20,416)
Other receivables, net	94,667	117,395

The following table sets forth the movement in the allowance for other receivables for the years ended December 31, 2022, 2023 and 2024:

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance at the beginning of the year	—	—	—
Provision for the year	—	142,060	24,724
Receivables written off for the year	—	(142,060)	(4,308)
Balance at the end of the year	—	—	20,416